Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2017
Income (loss) per share
Schedule of income or loss per common and preferred share

	December 31,
	2017	2016
Numerator
Net income (loss)	529.0	(126.3)

Denominator
Weighted average number of common shares	928,965,058	928,965,058
Weighted average number of preferred shares	303,200,642	216,630,470
75 preferred shares (*)	75.0	75.0
Weighted average number of preferred equivalent shares (*)	315,586,842	229,016,671
Weighted average number of common equivalent shares (**)	23,669,013,177	17,176,250,308
Weighted average number of shares that would have been issued at average market price	9,253,991	7,641,753

Basic net income (loss) per common share	0.02	(0.01)
Diluted net income (loss) per common share	0.02	(0.01)
Basic net income (loss) per preferred share	1.68	(0.55)
Diluted net income (loss) per preferred share	1.64	(0.55)

(*) Refers to a participation in the total equity value of the Company, calculated as if all 928,965,058 common shares outstanding had been converted into 12,386,200 preferred shares at the conversion ratio of 75 common shares to 1.0 preferred share.

(**) Refers to a participation in the total equity value of the Company, calculated as if the weighted average preferred shares outstanding had been converted into common shares at the conversion ratio of 75 common shares to 1.0 preferred share